UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Patrick F. Quan
The Growth Fund of America, Inc.
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio

November 30, 2012
unaudited

Common stocks — 89.49%	Shares	Value (000)

CONSUMER DISCRETIONARY — 19.67%
Amazon.com, Inc.1	15,896,600	$4,006,738
Comcast Corp., Class A	61,135,578	2,273,021
Comcast Corp., Class A, special nonvoting shares	18,000,000	648,720
Home Depot, Inc.	44,855,200	2,918,728
NIKE, Inc., Class B	10,880,000	1,060,582
DIRECTV1	16,445,000	817,316
YUM! Brands, Inc.	10,431,000	699,711
News Corp., Class A	28,394,800	699,648
Time Warner Cable Inc.	6,772,090	642,604
Las Vegas Sands Corp.	12,972,000	605,144
Virgin Media Inc.2	15,595,400	548,490
Sands China Ltd.	124,320,400	530,153
General Motors Co.1	20,042,600	518,702
Liberty Media Corp., Class A1	4,491,290	493,997
Johnson Controls, Inc.	17,639,900	485,803
Nikon Corp.	15,635,000	433,194
Time Warner Inc.	8,450,000	399,685
Naspers Ltd., Class N	6,270,000	387,185
CBS Corp., Class B	9,295,000	334,434
lululemon athletica inc.1	4,587,100	329,262
AutoNation, Inc.1	6,000,000	233,640
Lowe’s Companies, Inc.	6,400,000	230,976
Toyota Motor Corp.	5,205,000	223,202
Marriott International, Inc., Class A	6,143,059	222,932
Industria de Diseño Textil, SA	1,465,400	200,874
priceline.com Inc.1	267,000	177,064
Mattel, Inc.	4,400,000	165,044
Volkswagen AG, nonvoting preferred	760,000	164,522
British Sky Broadcasting Group PLC	11,875,000	144,404
Shaw Communications Inc., Class B, nonvoting	6,123,900	134,603
Wynn Resorts, Ltd.	1,167,200	131,193
Darden Restaurants, Inc.	2,473,000	130,772
D.R. Horton, Inc.	6,685,000	130,090
Expedia, Inc.	2,000,000	123,720
Toll Brothers, Inc.1	3,700,000	117,808
Starbucks Corp.	2,000,000	103,740
Tiffany & Co.	1,640,000	96,727
Bayerische Motoren Werke AG	1,080,000	95,779
Harley-Davidson, Inc.	2,028,500	95,258
Nordstrom, Inc.	1,290,000	69,776
Maruti Suzuki India Ltd.	2,400,000	65,029
Swatch Group Ltd, non-registered shares	120,000	57,961
Burberry Group PLC	2,725,000	56,189
Li & Fung Ltd.	34,030,000	56,027
Kia Motors Corp.	950,000	54,306
Daimler AG	920,000	45,443
Genting Singapore PLC	37,000,000	38,801
BorgWarner Inc.1	350,000	23,205
Hyundai Mobis Co., Ltd.	74,000	19,511
Ctrip.com International, Ltd. (ADR)1	730,000	13,943
		22,255,656

INFORMATION TECHNOLOGY — 15.68%
Google Inc., Class A1	4,053,336	2,830,728
Oracle Corp.	69,733,676	2,238,451
Apple Inc.	2,195,000	1,284,690
Microsoft Corp.	34,180,608	909,888
Texas Instruments Inc.	30,644,000	903,079
ASML Holding NV (New York registered)	7,043,790	440,730
ASML Holding NV	3,369,222	210,504
Taiwan Semiconductor Manufacturing Co. Ltd.	151,046,000	513,122
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,565,000	130,647
Rackspace Hosting, Inc.1,2	8,795,625	607,954
Visa Inc., Class A	3,925,000	587,612
Accenture PLC, Class A	7,980,000	542,002
Avago Technologies Ltd.2	14,698,820	515,929
Samsung Electronics Co. Ltd.	381,983	495,976
salesforce.com, inc.1	2,950,681	465,234
Intuit Inc.	5,510,100	330,110
Motorola Solutions, Inc.	5,900,000	321,255
Automatic Data Processing, Inc.	4,985,000	282,949
Adobe Systems Inc.1	8,172,800	282,861
Altera Corp.	8,500,000	275,315
Arm Holdings PLC	21,005,000	260,475
EMC Corp.1	9,800,000	243,236
Baidu, Inc., Class A (ADR)1	2,497,000	240,486
KLA-Tencor Corp.	5,000,000	227,350
International Business Machines Corp.	1,000,000	190,070
Murata Manufacturing Co., Ltd.	3,200,000	181,282
Intel Corp.	9,000,000	176,130
Linear Technology Corp.	5,215,000	173,086
Maxim Integrated Products, Inc.	5,902,120	172,283
Mail.Ru Group Ltd. (GDR)	4,265,910	140,775
Mail.Ru Group Ltd. (GDR)3	860,490	28,396
Broadcom Corp., Class A	5,083,000	164,587
TE Connectivity Ltd.	4,623,000	162,683
SINA Corp.1	3,300,000	150,216
MasterCard Inc., Class A	265,000	129,500
Electronic Arts Inc.1	7,481,500	110,801
Yahoo! Inc.1	5,813,260	109,115
Amphenol Corp.	1,730,000	107,122
Flextronics International Ltd.1	17,293,916	100,132
National Instruments Corp.	4,105,010	99,834
Dolby Laboratories, Inc., Class A1	2,650,000	88,430
Nokia Corp. (ADR)	13,089,474	42,672
Nokia Corp.	1,000,000	3,316
Gemalto NV	440,000	40,457
FactSet Research Systems, Inc.	430,000	39,728
Xilinx, Inc.	1,000,000	34,650
MediaTek Inc.	3,000,000	34,126
Infineon Technologies AG	3,575,000	27,413
MercadoLibre, Inc.	350,000	25,182
Jabil Circuit, Inc.	1,250,000	23,750
FLIR Systems, Inc.	1,160,000	23,664
NetApp, Inc.1	391,800	12,424
Compuware Corp.1	1,000,000	9,350
Analog Devices, Inc.	87,559	3,555
		17,745,312

HEALTH CARE — 15.09%
Gilead Sciences, Inc.1,2	51,814,400	3,886,080
Allergan, Inc.	12,985,400	1,204,396
UnitedHealth Group Inc.	21,049,762	1,144,897
Merck & Co., Inc.	21,416,692	948,759
Intuitive Surgical, Inc.1	1,723,694	911,834
Express Scripts Holding Co.1	16,820,000	905,757
Biogen Idec Inc.1	6,035,000	899,758
Alexion Pharmaceuticals, Inc.1	9,250,000	888,185
Edwards Lifesciences Corp.1,2	9,027,700	783,334
Amgen Inc.	8,492,400	754,125
Regeneron Pharmaceuticals, Inc.1	3,510,000	619,690
Celgene Corp.1	7,143,540	561,411
BioMarin Pharmaceutical Inc.1,2	9,667,500	469,840
Baxter International Inc.	6,164,100	408,495
Illumina, Inc.1,2	7,246,900	389,231
Stryker Corp.	6,262,616	339,183
St. Jude Medical, Inc.	9,885,000	338,858
Vertex Pharmaceuticals Inc.1	6,910,000	274,949
Bristol-Myers Squibb Co.	8,400,000	274,092
Forest Laboratories, Inc.1	5,260,000	186,520
Abbott Laboratories	2,500,000	162,500
Hologic, Inc.1	7,845,000	149,683
Aetna Inc.	3,450,000	149,005
Grifols, SA, Class A1	3,617,000	115,697
Zimmer Holdings, Inc.	1,780,000	117,427
Thermo Fisher Scientific Inc.	1,439,300	91,467
Cardinal Health, Inc.	1,000,000	40,450
Boston Scientific Corp.1	6,770,000	37,506
Incyte Corp.1	1,557,000	27,403
		17,080,532

ENERGY — 10.08%
EOG Resources, Inc.2	14,486,537	1,703,906
Suncor Energy Inc.	29,198,020	954,113
Apache Corp.	11,900,000	917,371
Schlumberger Ltd.	12,210,448	874,512
Noble Energy, Inc.	8,891,000	869,095
FMC Technologies, Inc.1,2	16,229,100	663,121
Southwestern Energy Co.1,2	18,130,000	629,292
Pioneer Natural Resources Co.	4,785,000	511,995
Canadian Natural Resources, Ltd.	16,980,000	488,708
Baker Hughes Inc.	10,485,000	452,428
Devon Energy Corp.	6,959,900	359,618
Concho Resources Inc.1	4,287,506	344,115
Technip SA	2,670,000	310,161
CONSOL Energy Inc.	8,435,000	264,437
Cimarex Energy Co.	4,275,000	257,013
Cobalt International Energy, Inc.1	10,466,200	244,072
Pacific Rubiales Energy Corp.	10,421,000	227,335
Denbury Resources Inc.1	13,202,500	203,715
Core Laboratories NV	1,920,000	198,106
Murphy Oil Corp.	3,456,000	196,093
Royal Dutch Shell PLC, Class B (ADR)	2,520,000	174,082
Chevron Corp.	1,350,000	142,681
BP PLC	12,470,000	86,229
BP PLC (ADR)	1,138,700	47,552
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,589,200	64,498
Ultra Petroleum Corp.1	3,955,000	79,298
BG Group PLC	2,776,900	47,604
Talisman Energy Inc.	3,250,000	36,465
Laricina Energy Ltd.1,4,5	950,000	27,256
Range Resources Corp.	360,000	23,047
Oceaneering International, Inc.	258,800	13,634
		11,411,552

FINANCIALS — 7.19%
Aon PLC, Class A2	18,142,995	1,030,522
Wells Fargo & Co.	24,418,878	806,067
Bank of America Corp.	70,000,000	690,200
Citigroup Inc.	15,924,500	550,510
AIA Group Ltd.	131,625,000	512,051
Marsh & McLennan Companies, Inc.	12,047,171	424,301
ACE Ltd.	4,446,100	352,265
Agricultural Bank of China, Class H	663,184,000	290,938
Legal & General Group PLC	123,984,892	289,422
American Express Co.	4,966,200	277,611
Goldman Sachs Group, Inc.	2,329,696	274,415
American Tower Corp.	3,615,000	270,872
Onex Corp.	5,200,000	213,057
Fifth Third Bancorp	14,282,260	209,092
Charles Schwab Corp.	15,300,000	200,430
ICICI Bank Ltd. (ADR)	3,965,000	162,525
ICICI Bank Ltd.	1,750,000	35,385
Industrial and Commercial Bank of China Ltd., Class H	263,820,000	178,031
Morgan Stanley	10,000,000	168,700
JPMorgan Chase & Co.	3,626,712	148,985
XL Group PLC	5,835,000	141,966
AMP Ltd.	22,673,816	108,847
Toronto-Dominion Bank	1,255,000	104,837
HDFC Bank Ltd. (ADR)	2,480,000	104,458
UBS AG	6,274,666	98,179
Deutsche Bank AG	2,000,000	88,281
Popular, Inc.1	4,080,000	80,662
BOK Financial Corp.	1,250,000	68,800
State Street Corp.	860,933	38,260
City National Corp.	774,000	37,686
First Republic Bank	1,110,000	37,540
Bank of Nova Scotia	630,000	35,516
Regions Financial Corp.	4,485,000	29,915
Zions Bancorporation	1,005,000	20,170
Genworth Financial, Inc., Class A1	3,013,300	17,929
New York Community Bancorp, Inc.	1,290,000	16,783
Weyerhaeuser Co.	422,321	11,639
Credit Suisse Group AG	468,000	11,080
		8,137,927

INDUSTRIALS — 6.17%
Union Pacific Corp.	8,813,300	1,082,097
CSX Corp.	28,054,801	554,363
Boeing Co.	6,050,000	449,394
General Dynamics Corp.	5,884,600	391,326
Precision Castparts Corp.	2,079,000	381,268
United Continental Holdings, Inc.1	16,529,000	334,216
Cummins Inc.	3,395,000	333,253
United Parcel Service, Inc., Class B	4,210,000	307,793
Rockwell Collins, Inc.	5,178,700	296,118
KBR, Inc.2	9,298,989	258,512
Ryanair Holdings PLC (ADR)	6,285,000	216,393
MTU Aero Engines Holding AG	2,330,000	207,241
United Technologies Corp.	2,565,000	205,482
Stericycle, Inc.1	2,000,000	186,940
SGS SA	75,000	168,258
Norfolk Southern Corp.	2,736,700	165,242
Deere & Co.	1,795,000	150,870
Fastenal Co.	3,535,000	147,798
Southwest Airlines Co.	15,000,000	142,950
European Aeronautic Defence and Space Co. EADS NV	4,214,844	141,919
FedEx Corp.	1,100,000	98,483
Aggreko PLC	2,634,998	94,228
Lockheed Martin Corp.	1,000,000	93,300
General Electric Co.	4,250,000	89,803
Iron Mountain Inc.	2,663,706	84,173
Atlas Copco AB, Class A	3,000,000	77,284
Bureau Veritas SA	564,010	62,577
Meggitt PLC	9,657,315	60,250
Textron Inc.	2,145,400	50,395
Globaltrans Investment PLC (GDR)3	2,300,000	35,236
Globaltrans Investment PLC (GDR)	783,942	12,010
KONE Oyj, Class B	540,000	40,452
Honeywell International Inc.	650,000	39,865
Chart Industries, Inc.1	350,000	21,168
		6,980,657

CONSUMER STAPLES — 5.12%
Philip Morris International Inc.	21,540,000	1,936,015
Costco Wholesale Corp.	13,368,183	1,390,157
CVS/Caremark Corp.	15,445,000	718,347
Kerry Group PLC, Class A	7,865,824	412,112
Diageo PLC	8,500,000	252,891
Green Mountain Coffee Roasters, Inc.1	6,623,023	242,866
Whole Foods Market, Inc.	1,690,000	157,779
Estée Lauder Companies Inc., Class A	2,420,000	140,965
PepsiCo, Inc.	1,680,000	117,953
Avon Products, Inc.	6,610,000	92,210
Procter & Gamble Co.	1,250,000	87,288
British American Tobacco PLC	1,200,000	62,945
Colgate-Palmolive Co.	500,000	54,250
Coca-Cola Co.	1,140,400	43,244
Danone SA	645,774	40,964
Nestlé SA	600,000	39,268
		5,789,254

MATERIALS — 4.04%
Barrick Gold Corp.	19,750,000	681,968
Dow Chemical Co.	21,573,700	651,310
Newmont Mining Corp.	13,735,000	646,781
Praxair, Inc.	5,572,437	597,421
Celanese Corp., Series A2	8,875,000	364,230
Syngenta AG	845,000	338,748
LyondellBasell Industries NV, Class A	6,225,000	309,569
Sigma-Aldrich Corp.	3,100,000	224,812
Potash Corp. of Saskatchewan Inc.	5,180,000	199,534
Nitto Denko Corp.	2,000,000	104,203
CRH PLC	4,455,000	81,405
Steel Dynamics, Inc.	5,208,000	67,287
Cliffs Natural Resources Inc.	1,930,000	55,488
FMC Corp.	1,000,000	55,460
Alcoa Inc.	6,510,000	54,749
Nucor Corp.	1,300,000	53,534
ArcelorMittal	2,850,000	43,311
United States Steel Corp.	1,982,200	42,736
		4,572,546

TELECOMMUNICATION SERVICES — 2.23%
Crown Castle International Corp.1,2	18,637,630	1,258,413
SOFTBANK CORP.	17,126,200	641,960
Sprint Nextel Corp., Series 11	87,144,000	499,335
MetroPCS Communications, Inc.1	8,908,275	94,873
Leap Wireless International, Inc.1	3,900,000	25,350
Broadview Networks Holdings Inc.1,4,5	893	15
		2,519,946

UTILITIES — 0.07%
Power Grid Corp. of India Ltd.	22,100,000	47,901
NRG Energy, Inc.	1,350,000	28,485
		76,386

MISCELLANEOUS — 4.15%
Other common stocks in initial period of acquisition		4,700,569

Total common stocks (cost: $68,964,182,000)		101,270,337

Warrants — 0.11%

FINANCIALS — 0.01%
Citigroup Inc., Class A, warrants, expire 20191	25,500,000	9,231

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings Inc., Series A1, warrants, expire 20201,4,5	4,414	28
Broadview Networks Holdings Inc., Series A2, warrants, expire 20201,4,5	1,672	9
		37

MISCELLANEOUS — 0.10%
Other warrants in initial period of acquisition		119,032

Total warrants (cost: $110,559,000)		128,300

Convertible securities — 0.06%

TELECOMMUNICATION SERVICES — 0.06%
Clearwire Corp. 8.25% convertible notes 20403	$65,000	$62,725

Total convertible securities (cost: $65,064,000)		62,725

Bonds & notes — 0.12%

FEDERAL AGENCY BONDS & NOTES — 0.10%
Freddie Mac 0.625% 2012	56,700	56,721
Federal Home Loan Bank 0.28% 2013	50,000	50,009
		106,730

TELECOMMUNICATION SERVICES — 0.02%
LightSquared, Term Loan B, 12.00% 20146,7,8,9	31,780	26,271

Total bonds & notes (cost: $136,526,000)		133,001

Short-term securities — 10.41%

U.S. Treasury Bills 0.103%–0.18% due 12/6/2012–10/17/2013	3,040,900	3,039,590
Freddie Mac 0.11%–0.20% due 12/10/2012–8/7/2013	2,617,152	2,616,246
Fannie Mae 0.13%–0.175% due 12/5/2012–7/1/2013	2,341,355	2,340,485
Federal Home Loan Bank 0.11%–0.20% due 12/3/2012–8/30/2013	2,205,331	2,204,568
Federal Farm Credit Banks 0.12%–0.22% due 12/17/2012–9/26/2013	484,000	483,705
Coca-Cola Co. 0.15%–0.21% due 12/19/2012–1/28/20133	178,250	178,227
General Electric Co. 0.13% due 12/3/2012	65,650	65,649
General Electric Capital Corp. 0.22%–0.23% due 3/20–4/3/2013	91,500	91,430
Variable Funding Capital Company LLC 0.16%–0.18% due 12/20/2012–1/14/20133	75,000	74,986
Wells Fargo & Co. 0.15% due 12/4/2012	41,800	41,799
Chariot Funding, LLC 0.16% due 12/3–12/12/20123	58,100	58,099
Jupiter Securitization Co., LLC 0.25% due 1/24/20133	50,000	49,986
Straight-A Funding LLC 0.15%–0.18% due 12/10/2012–1/8/20133	106,404	106,390
Private Export Funding Corp. 0.19%–0.21% due 1/8–3/18/20133	100,000	99,951
Wal-Mart Stores, Inc. 0.12%–0.16% due 12/10–12/17/20123	80,000	79,996
Procter & Gamble Co. 0.15% due 12/12/2012–1/8/20133	75,000	74,993
Google Inc. 0.14% due 1/8/20133	50,000	49,992
Medtronic Inc. 0.17%–0.18% due 1/10–2/14/20133	48,700	48,679
E.I. duPont de Nemours and Co. 0.15% due 12/3/20123	25,000	25,000
Merck & Co. Inc. 0.13% due 12/17/20123	25,000	24,999
Honeywell International Inc. 0.14% due 12/19/20123	20,000	19,998
United Technologies Corp. 0.15% due 12/4/20123	9,500	9,500

Total short-term securities (cost: $11,783,369,000)		11,784,268

Total investment securities (cost: $81,059,700,000)		113,378,631
Other assets less liabilities		(216,423)

Net assets		$113,162,208

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,027,153,000, which represented .91% of the net assets of the fund.
4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets
Laricina Energy Ltd.	6/21/2011	$41,523	$27,256	.02%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000–3/6/2002	11,176	28	.00
Broadview Networks Holdings, Inc.	7/7/2000–3/6/2002	6,199	15	.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000–3/6/2002	3,626	9	.00
Total restricted securities		$62,524	$27,308	.02%

5Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $27,308,000, which represented .02% of the net assets of the fund.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Scheduled interest and/or principal payment was not received.
9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,271, 000, which represented .02% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended November 30, 2012, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	11/30/2012
	shares	Additions	Reductions	shares	(000)	(000)

Gilead Sciences, Inc.	48,457,166	3,357,234	—	51,814,400	$—	$3,886,080
EOG Resources, Inc.	13,837,152	649,385	—	14,486,537	2,463	1,703,906
Crown Castle International Corp.	18,177,430	490,000	29,800	18,637,630	—	1,258,413
Aon PLC, Class A	18,142,995	—	—	18,142,995	2,857	1,030,522
Edwards Lifesciences Corp.	8,408,109	1,144,050	524,459	9,027,700	—	783,334
FMC Technologies, Inc.	15,179,100	1,050,000	—	16,229,100	—	663,121
Southwestern Energy Co.	16,930,000	1,200,000	—	18,130,000	—	629,292
Rackspace Hosting, Inc.	4,470,000	4,325,625	—	8,795,625	—	607,954
Virgin Media Inc.	18,635,400	—	3,040,000	15,595,400	745	548,490
Avago Technologies Ltd.	14,517,620	181,200	—	14,698,820	2,330	515,929
BioMarin Pharmaceutical Inc.	6,512,500	3,155,000	—	9,667,500	—	469,840
Illumina, Inc.	7,246,900	—	—	7,246,900	—	389,231
Celanese Corp., Series A	10,160,000	—	1,285,000	8,875,000	666	364,230
KBR, Inc.	7,401,289	1,897,700	—	9,298,989	370	258,512
Flextronics International Ltd.*	34,040,464	—	16,746,548	17,293,916	—	—
					$9,431	$13,108,854
*Unaffiliated issuer at 11/30/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$22,255,656	$—	$—	$22,255,656
Information technology	17,745,312	—	—	17,745,312
Health care	17,080,532	—	—	17,080,532
Energy	11,384,296	—	27,256	11,411,552
Financials	8,137,927	—	—	8,137,927
Industrials	6,980,657	—	—	6,980,657
Consumer staples	5,789,254	—	—	5,789,254
Materials	4,572,546	—	—	4,572,546
Telecommunication services	2,519,931	—	15	2,519,946
Utilities	76,386	—	—	76,386
Miscellaneous	4,700,569	—	—	4,700,569
Warrants	128,263	—	37	128,300
Convertible securities	—	62,725	—	62,725
Bonds & notes	—	133,001	—	133,001
Short-term securities	—	11,784,268	—	11,784,268
Total	$101,371,329	$11,979,994	$27,308	$113,378,631

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$34,011,435
Gross unrealized depreciation on investment securities	(1,985,086)
Net unrealized appreciation on investment securities	32,026,349
Cost of investment securities for federal income tax purposes	81,352,282

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-005-0113O-S32837

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 28, 2013